Note 7 - Stock-Based Compensation (Details) - Compensation Costs, Tax Benefits and Excess Tax Benefits (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Compensation Costs, Tax Benefits and Excess Tax Benefits [Abstract]
Compensation costs (1)	$ 22	[1]	$ 9	[1]	$ 14	[1]
Income tax benefits (1)	1	[1]	1	[1]	1	[1]
Excess tax benefits (2)		[2]	$ 1	[2]	$ 1	[2]

[1]	Recorded in our Consolidated Statements of Income.
[2]	Recorded in our Consolidated Statements of Financial Position.